Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 730	$ 11,124
Charged/(credited) to:
- profit or loss	(754)	(9,415)
- directly to equity	24	(979)
Ending balance	0	730
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(72,899)	(61,742)
Charged/(credited) to:
- profit or loss	736	(10,727)
- directly to equity	(554)	(430)
Ending balance	(72,717)	(72,899)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(6,196)	(3,687)
Charged/(credited) to:
- profit or loss	(1,865)	(1,960)
- directly to equity	578	(549)
Ending balance	(7,483)	(6,196)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	79,825	76,553
Charged/(credited) to:
- profit or loss	375	3,272
- directly to equity	0	0
Ending balance	$ 80,200	$ 79,825